Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and due from banks, including reserve requirements of $16,576 at 12/31/16 and $14,587 at 12/31/15	$ 53,613	$ 29,194
Interest-bearing deposits	16,481	10,569
Cash and cash equivalents	70,094	39,763
Investment securities available for sale	249,946	268,530
Other investments	2,635	3,636
Total securities	252,581	272,166
Mortgage loans held for sale	5,709	4,149
Loans	723,811	689,091
Less allowance for loan losses	(7,550)	(9,589)
Net loans	716,261	679,502
Premises and equipment, net	16,452	16,976
Cash surrender value of life insurance	14,952	14,546
Other real estate	283	739
Accrued interest receivable and other assets	11,659	10,640
Total assets	1,087,991	1,038,481
Deposits:
Non-interest bearing demand	271,851	244,231
NOW, MMDA & savings	477,054	431,052
Time, $250,000 or more	26,771	26,891
Other time	117,242	130,001
Total deposits	892,918	832,175
Securities sold under agreements to repurchase	36,434	27,874
FHLB borrowings	20,000	43,500
Junior subordinated debentures	20,619	20,619
Accrued interest payable and other liabilities	10,592	9,449
Total liabilities	980,563	933,617
Commitments (Note 10)
Shareholders' equity:
Series A preferred stock, $1,000 stated value; authorized 5,000,000 shares; no shares issued and outstanding	0	0
Common stock, no par value; authorized 20,000,000 shares; issued and outstanding 5,417,800 shares at December 31, 2016 and 5,510,538 shares at December 31, 2015	44,187	46,171
Retained earnings	60,254	53,183
Accumulated other comprehensive income	2,987	5,510
Total shareholders' equity	107,428	104,864
Total liabilities and shareholders' equity	$ 1,087,991	$ 1,038,481